Subsequent Events	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

1.

The Company has evaluated subsequent events through December 21, 2023, the date on which these financial statements were available to be issued. The Company did not identify any material subsequent events requiring adjustments to or disclosure in its financial statements, other than those noted below.

2.	The holders of Convertible Notes (see note 8), which have matured as of the issuance of the quarter review have not called the notes, nor have they provided notice on intention of calling the note.

3.

On July 25, 2023, NextTrip Group LLC (NextTrip) a Florida corporation, and Sigma Additive Solutions Inc. (SASI), a Nevada corporation signed a letter of intent reflecting the mutual intention of both parties to merge and further on October 12, 2023, signed a Definitive Agreement executing the transaction. The consummation of the Proposed Transaction (the “Closing”) will take place at the offices of a location that is mutually acceptable to the Parties on the first business day after the day the last of the conditions set forth in the Definitive Agreement is satisfied or waived, or at such other place and date as is agreed between the Parties (the “Closing Date”). The Parties shall use commercially reasonable efforts to cause the Closing Date to occur on or before January 31, 2024, unless otherwise agreed in writing by the parties.

16. Subsequent Events

The Company has evaluated subsequent events through August 14, 2023 the date on which these financial statements were available to be issued. The Company did not identify any material subsequent events requiring adjustments to or disclosure in its financial statements, other than those noted below.

(i.)	As previously reported in our February 28, 2022 audited financial statements we reported that on May 22, 2023 – Genesis Growth Tech Acquisition Corp. (“Genesis”), (NASDAQ: GGAA), a special purpose acquisition company, and NextTrip Group LLC., a travel technology incubator based in Sunrise, Florida (“NextTrip”), announced today that they have entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) that, upon closing, will provide the opportunity for NextTrip to become a publicly traded company on NASDAQ. NextTrip is a travel technology company that specializes in using proprietary technology, analytics, and strategic partnerships to provide specialized travel solutions in leisure, wellness, and business travel.

(ii.)	On July 25, 2023, NextTrip Holdings Inc., a Florida corporation (“NextTrip”) terminated the Agreement and Plan of Merger, dated as of May 22, 2023 (the “Merger Agreement”), with Genesis Growth Tech Acquisition Corp., a Cayman Islands exempted company (together with its successors, “Genesis”) because Genesis is in material breach of multiple provisions of the Merger Agreement.

(iii.)	On July 25, 2023, NextTrip Group LLC (NextTrip) a Florida corporation, and Sigma Additive Solutions (SASI), a Nevada corporation signed a letter of intent reflecting the mutual intention of both parties to merge. The consummation of the Proposed Transaction (the “Closing”) will take place at the offices of a location that is mutually acceptable to the Parties on the first business day after the day the last of the conditions set forth in the Definitive Agreements is satisfied or waived, or at such other place and date as is agreed between the Parties (the “Closing Date”). The Parties shall use commercially reasonable efforts to cause the Closing Date to occur on or before November 30th, 2023, unless otherwise agreed in writing by the parties.

(iv.)	The holders of Convertible Notes (see note 9), which have matured as of the issuance of the audit report have not called the note nor have, they provided notice on intention of calling the note.